UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JUNE 30, 2006

Legg Mason Partners

Variable Small Cap Growth Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Variable Small Cap Growth Portfolio

Semi-Annual Report  •  June 30, 2006

What’s

Inside

Fund Objective

The Fund seeks long-term growth of capital.

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy appeared to be on solid footing during the six-month reporting period. After gross domestic product (“GDP”)i rose 1.7% in the fourth quarter of 2005—the first quarter in which GDP growth did not surpass 3.0% in nearly three years—the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. Both strong consumer and business spending prompted the economic turnaround. In the second quarter of 2006 GDP growth was a more modest 2.5%, according to the Commerce Department’s initial reading for the period. The decline was largely attributed to lower consumer spending, triggered by higher interest rates and oil prices, as well as a cooling housing market. In addition, business spending fell during the quarter.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the period. Since it began its tightening campaign in June 2004, the Fed has increased rates 17 consecutive times, bringing the federal funds rateiii from 1.00% to 5.25%. Coinciding with its latest rate hike in June 2006, the Fed said: “The extent and timing of any additional firming…will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”

For the six-month period ended June 30, 2006, the U.S. stock market produced positive returns, with the S&P 500 Indexiv returning 2.71%. While the economy expanded and corporate profits remained strong, the headwinds from steadily rising interest rates, inflationary pressures and the potential for additional Fed rate hikes tempered returns.

Legg Mason Partners Variable Small Cap Growth Portfolio         I

Looking at the market more closely, small-cap stocks outperformed their mid- and large-cap counterparts, with the Russell 2000v, Russell Midcapvi and Russell 1000vii Indexes returning 8.21%, 4.84% and 2.76%, respectively. From an investment style perspective, value stocks significantly outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 6.90% and -0.32%, respectively, over the reporting period.

Performance Update1

For the six months ended June 30, 2006, Class I shares of the Legg Mason Partners Variable Small Cap Growth Portfolio returned 2.64%. These shares underperformed the Lipper Variable Small-Cap Growth Funds Category Average,2 which increased 5.26%. The Fund’s unmanaged benchmark, the Russell 2000 Growth Indexx, returned 6.07% for the same period.

Performance Snapshot as of June 30, 2006 (unaudited)

6 Months

Variable Small Cap Growth Portfolio[1] — Class I Shares	2.64%

Russell 2000 Growth Index	6.07%

Lipper Variable Small Cap Growth Funds Category Average	5.26%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Class II shares returned 2.35% for the six months ended June 30, 2006.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 103 funds in the Fund’s Lipper category.
[1]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 103 funds in the Fund’s Lipper category.

II         Legg Mason Partners Variable Small Cap Growth Portfolio

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”)

has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”) as the Fund’s subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.

The following portfolio managers are primarily responsible for the day-to-day operation of the Fund: Vincent Gao, Robert Feitler, Dmitry Khaykin and Margaret Blaydes.

The Fund was formerly known as Salomon Brothers Variable Small Cap Growth Fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s Manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Legg Mason Partners Variable Small Cap Growth Portfolio         III

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 28, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in small capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
[v]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.
vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)
ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
[x]	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

IV         Legg Mason Partners Variable Small Cap Growth Portfolio

Fund at a Glance (unaudited)

Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class I	2.64%	$1,000.00	$1,026.40	1.07%	$5.38

Class II	2.35	1,000.00	1,023.50	1.75	8.78

(1)	For the six months ended June 30, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class I	5.00%	$1,000.00	$1,019.49	1.07%	$5.36

Class II	5.00	1,000.00	1,016.12	1.75	8.75

(1)	For the six months ended June 30, 2006.
(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report         3

Schedule of Investments (June 30, 2006) (unaudited)

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

Shares	Security	Value
COMMON STOCKS — 95.5%
CONSUMER DISCRETIONARY — 12.8%
Hotels, Restaurants & Leisure — 3.6%
9,800	CKE Restaurants Inc.	$162,778
14,700	Ctrip.com International Ltd., ADR	750,435
18,600	PF Chang’s China Bistro Inc.*	707,172
13,060	Station Casinos Inc.	889,125
23,000	Steak ‘n Shake Co.*	348,220

	Total Hotels, Restaurants & Leisure	2,857,730

Household Durables — 0.5%
32,500	Tempur-Pedic International Inc.*	439,075

Internet & Catalog Retail — 1.0%
50,000	Gmarket Inc., Sponsored ADR*	768,500

Leisure Equipment & Products — 1.2%
25,140	Marvel Entertainment Inc.*	502,800
9,700	Pool Corp.	423,211

	Total Leisure Equipment & Products	926,011

Media — 2.6%
35,100	R.H. Donnelley Corp.	1,897,857
9,600	Regal Entertainment Group, Class A Shares	195,072

	Total Media	2,092,929

Specialty Retail — 3.2%
8,700	Abercrombie & Fitch Co., Class A Shares	482,241
800	J Crew Group Inc.*	21,960
17,750	Men’s Wearhouse Inc.	537,825
60,400	Pier 1 Imports Inc.	421,592
32,500	Urban Outfitters Inc.*	568,425
35,660	West Marine Inc.*	480,697

	Total Specialty Retail	2,512,740

Textiles, Apparel & Luxury Goods — 0.7%
21,400	K-Swiss Inc., Class A Shares	571,380

	TOTAL CONSUMER DISCRETIONARY	10,168,365

CONSUMER STAPLES — 2.5%
Food & Staples Retailing — 0.5%
12,200	United Natural Foods Inc.*	402,844

Food Products — 0.6%
25,435	Reddy Ice Holdings Inc.	517,602

Household Products — 0.4%
24,100	Spectrum Brands Inc.*	311,372

Personal Products — 1.0%
52,400	Nu Skin Enterprises Inc., Class A Shares	778,140

	TOTAL CONSUMER STAPLES	2,009,958

See Notes to Financial Statements.

4         Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value
ENERGY — 2.5%
Energy Equipment & Services — 0.7%
11,000	CARBO Ceramics Inc.	$540,430

Oil, Gas & Consumable Fuels — 1.8%
9,400	Cheniere Energy Inc.*	366,600
79,200	Gasco Energy Inc.*	352,440
11,500	GMX Resources Inc.*	355,580
17,400	OPTI Canada Inc.*	356,583

	Total Oil, Gas & Consumable Fuels	1,431,203

	TOTAL ENERGY	1,971,633

FINANCIALS — 6.6%
Capital Markets — 1.0%
9,205	Affiliated Managers Group Inc.*	799,823

Commercial Banks — 2.1%
13,220	Cullen/Frost Bankers Inc.	757,506
11,000	East-West Bancorp Inc.	417,010
10,540	Westamerica Bancorporation	516,144

	Total Commercial Banks	1,690,660

Insurance — 0.5%
30,700	Universal American Financial Corp.*	403,705

Real Estate Investment Trusts (REITs) — 3.0%
5,590	Alexandria Real Estate Equities Inc.	495,721
17,000	BioMed Realty Trust Inc.	508,980
8,300	Global Signal Inc.	384,456
17,660	Gramercy Capital Corp.	457,394
8,840	PS Business Parks Inc.	521,560

	Total Real Estate Investment Trusts (REITs)	2,368,111

	TOTAL FINANCIALS	5,262,299

HEALTH CARE — 14.2%
Biotechnology — 6.6%
6,500	Alexion Pharmaceuticals Inc.*	234,780
21,300	Arena Pharmaceuticals Inc.*	246,654
43,400	CV Therapeutics Inc.*	606,298
43,050	InterMune Inc.*	708,173
61,500	Nektar Therapeutics*	1,127,910
46,100	NPS Pharmaceuticals Inc.*	224,968
187,550	Oscient Pharmaceuticals Corp.*	161,293
101,400	Panacos Pharmaceuticals Inc.*	559,728
34,300	PDL BioPharma Inc.*	631,463
30,800	Tanox Inc.*	425,964
9,100	Vertex Pharmaceuticals Inc.*	334,061

	Total Biotechnology	5,261,292

See Notes to Financial Statements.

Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report         5

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value
Health Care Equipment & Supplies — 3.6%
13,494	Advanced Medical Optics Inc.*	$684,146
10,700	Cooper Cos. Inc.	473,903
47,050	DJ Orthopedics Inc.*	1,732,851

	Total Health Care Equipment & Supplies	2,890,900

Health Care Providers & Services — 2.4%
21,700	Health Net Inc.*	980,189
13,500	LifePoint Hospitals Inc.*	433,755
11,000	Manor Care Inc.	516,120

	Total Health Care Providers & Services	1,930,064

Pharmaceuticals — 1.6%
25,800	Andrx Corp.*	598,302
25,025	Avanir Pharmaceuticals, Class A Shares*	171,171
14,500	Endo Pharmaceuticals Holdings Inc.*	478,210

	Total Pharmaceuticals	1,247,683

	TOTAL HEALTH CARE	11,329,939

INDUSTRIALS — 12.2%
Aerospace & Defense — 1.5%
12,100	Aviall, Inc.*	574,992
38,676	Orbital Sciences Corp.*	624,231

	Total Aerospace & Defense	1,199,223

Building Products — 1.9%
11,900	ElkCorp	330,463
22,900	NCI Building Systems Inc.*	1,217,593

	Total Building Products	1,548,056

Commercial Services & Supplies — 2.0%
18,300	Herman Miller Inc.	471,591
15,900	IHS Inc., Class A Shares*	471,117
37,000	Steelcase Inc., Class A Shares	608,650

	Total Commercial Services & Supplies	1,551,358

Machinery — 4.3%
30,500	AGCO Corp.*	802,760
17,500	IDEX Corp.	826,000
47,700	JLG Industries Inc.	1,073,250
21,100	Mueller Industries Inc.	696,933

	Total Machinery	3,398,943

Trading Companies & Distributors — 2.5%
41,480	MSC Industrial Direct Co. Inc., Class A Shares	1,973,203

	TOTAL INDUSTRIALS	9,670,783

See Notes to Financial Statements.

6         Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value
INFORMATION TECHNOLOGY — 32.7%
Communications Equipment — 4.0%
44,300	China GrenTech Corp. Ltd. ADR*	$472,282
93,000	ECI Telecom Ltd.*	749,580
298,600	Extreme Networks Inc.*	1,242,176
8,900	MasTec Inc.*	117,569
29,000	NETGEAR Inc.*	627,850

	Total Communications Equipment	3,209,457

Computers & Peripherals — 3.4%
20,000	Avid Technology Inc.*	666,600
97,972	Electronics for Imaging Inc.*	2,045,655

	Total Computers & Peripherals	2,712,255

Electronic Equipment & Instruments — 2.4%
49,500	Dolby Laboratories Inc., Class A Shares*	1,153,350
12,900	Mettler-Toledo International Inc.*	781,353

	Total Electronic Equipment & Instruments	1,934,703

Internet Software & Services — 12.3%
78,300	Digitas Inc.*	909,846
42,000	Jupitermedia Corp.*	546,000
64,400	Openwave Systems Inc.*	743,176
219,200	RealNetworks Inc.*	2,345,440
72,100	SINA Corp.*	1,801,058
92,500	Sohu.com Inc.*	2,385,575
25,000	ValueClick Inc.*	383,750
19,200	webEx Communications Inc.*	682,368

	Total Internet Software & Services	9,797,213

IT Services — 4.1%
28,400	MoneyGram International Inc.	964,180
36,400	Sabre Holdings Corp., Class A Shares	800,800
144,400	Sapient Corp.*	765,320
23,900	Wright Express Corp.*	686,886

	Total IT Services	3,217,186

Semiconductors & Semiconductor Equipment — 3.1%
12,100	Cymer Inc.*	562,166
127,700	RF Micro Devices Inc.*	762,369
23,200	Tessera Technologies Inc.*	638,000
228,390	Zarlink Semiconductor Inc.*	497,890

	Total Semiconductors & Semiconductor Equipment	2,460,425

Software — 3.4%
53,000	Corel Corp.*	639,180
1,698	Ectel Ltd.*	7,471
40,368	Kongzhong Corp., ADR*	355,239
60,800	Take-Two Interactive Software Inc.*	648,128

See Notes to Financial Statements.

Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report         7

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value
Software — 3.4% (continued)
90,140	TIBCO Software Inc.*	$635,487
50,700	Wind River Systems Inc.*	451,230

	Total Software	2,736,735

	TOTAL INFORMATION TECHNOLOGY	26,067,974

MATERIALS — 4.8%
Chemicals — 3.2%
16,760	Minerals Technologies Inc.	871,520
12,600	Scotts Miracle-Gro Co., Class A Shares	533,232
36,900	Senomyx Inc.*	532,467
23,140	Valspar Corp.	611,127

	Total Chemicals	2,548,346

Metals & Mining — 1.6%
20,170	Apex Silver Mines Ltd.*	303,559
38,040	Compass Minerals International Inc.	949,098

	Total Metals & Mining	1,252,657

	TOTAL MATERIALS	3,801,003

TELECOMMUNICATION SERVICES — 5.9%
Diversified Telecommunication Services — 1.8%
109,010	Cincinnati Bell Inc.*	446,941
39,000	Citizens Communications Co.	508,950
4,990	Commonwealth Telephone Enterprises Inc.	165,468
8,000	PanAmSat Holding Corp.	199,840
10,000	Time Warner Telecom Inc., Class A Shares*	148,500

	Total Diversified Telecommunication Services	1,469,699

Wireless Telecommunication Services — 4.1%
70,573	American Tower Corp., Class A Shares*	2,196,232
87,700	Dobson Communications Corp., Class A Shares*	677,921
36,341	WiderThan Co., Ltd., ADR*	373,949

	Total Wireless Telecommunication Services	3,248,102

	TOTAL TELECOMMUNICATION SERVICES	4,717,801

UTILITIES — 1.3%
Electric Utilities — 0.8%
24,900	ITC Holdings Corp.	661,842

Independent Power Producers & Energy Traders — 0.5%
9,200	Ormat Technologies Inc.	350,980

	TOTAL UTILITIES	1,012,822

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $70,484,366)	76,012,577

See Notes to Financial Statements.

8         Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENT — 7.7%
Repurchase Agreement — 7.7%
$6,161,000	Interest in $457,185,000 joint tri-party repurchase agreement dated 6/30/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.200% due 7/3/06; Proceeds at maturity — $6,163,670; (Fully collateralized by U.S. Treasury Note, 4.125% due 8/15/08; Market value — $6,284,227) (Cost — $6,161,000)	$6,161,000

	TOTAL INVESTMENTS — 103.2% (Cost — $76,645,366#)	82,173,577
	Liabilities in Excess of Other Assets — (3.2)%	(2,564,128)

	TOTAL NET ASSETS — 100.0%	$79,609,449

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report         9

Statement of Assets and Liabilities (June 30, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $76,645,366)	$82,173,577
Cash	339
Receivable for securities sold	447,118
Receivable for Fund shares sold	114,135
Dividends and interest receivable	39,198

Total Assets	82,774,367

LIABILITIES:
Payable for securities purchased	3,014,133
Investment management fee payable	36,265
Directors’ fees payable	3,305
Distribution fees payable	430
Payable for Fund shares repurchased	187
Accrued expenses	110,598

Total Liabilities	3,164,918

Total Net Assets	$79,609,449

NET ASSETS:
Par value (Note 7)	$5,686
Paid-in capital in excess of par value	69,697,210
Accumulated net investment loss	(82,961)
Accumulated net realized gain on investments	4,461,303
Net unrealized appreciation on investments	5,528,211

Total Net Assets	$79,609,449

Shares Outstanding:
Class I	5,526,948

Class II	159,079

Net Asset Value:
Class I	$14.00

Class II	$13.95

See Notes to Financial Statements.

10         Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report

Statement of Operations (For the six months ended June 30, 2006) (unaudited)

INVESTMENT INCOME:
Dividends	$230,157
Interest	115,696
Less: Foreign taxes withheld	(225)

Total Investment Income	345,628

EXPENSES:
Investment management fee (Note 2)	301,225
Shareholder reports (Note 5)	55,529
Legal fees	47,980
Audit and tax	25,734
Directors’ fees	7,802
Custody fees	7,125
Distribution fees (Note 5)	1,517
Insurance	875
Transfer agent fees (Note 5)	357
Miscellaneous expenses	5,209

Total Expenses	453,353
Less: Fee waivers and/or expense reimbursements (Note 2)	(19,913)

Net Expenses	433,440

Net Investment Loss	(87,812)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investment Transactions	5,260,204
Change in Net Unrealized Appreciation/Depreciation From Investments	(3,603,798)

Net Gain on Investments	1,656,406

Increase in Net Assets From Operations	$1,568,594

See Notes to Financial Statements.

Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report         11

Statements of Changes in Net Assets

For the six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005

	2006	2005
OPERATIONS:
Net investment loss	$(87,812)	$(57,615)
Net realized gain	5,260,204	3,804,957
Change in net unrealized appreciation/depreciation	(3,603,798)	(322,496)

Increase in Net Assets From Operations	1,568,594	3,424,846

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net realized gains	—	(5,687,527)

Decrease in Net Assets From Distributions to Shareholders	—	(5,687,527)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	10,014,246	9,872,523
Reinvestment of distributions	—	5,687,527
Cost of shares repurchased	(4,812,580)	(6,808,243)

Increase in Net Assets From Fund Share Transactions	5,201,666	8,751,807

Increase in Net Assets	6,770,260	6,489,126
NET ASSETS:
Beginning of period	72,839,189	66,350,063

End of period*	$79,609,449	$72,839,189

* Includes accumulated net investment loss and undistributed net investment ,income respectively, of:	$(82,961)	$4,851

See Notes to Financial Statements.

12         Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares	2006(1)(2)		2005(2)	2004		2003(2)		2002	2001
Net Asset Value, Beginning of Period	$13.64		$14.09	$12.25		$8.22		$12.59	$13.57

Income (Loss) From Operations:
Net investment income (loss)	(0.02)		(0.01)	(0.00	)(3)	(0.06)		(0.04)	(0.04)
Net realized and unrealized gain (loss)	0.38		0.70	1.84		4.09		(4.33)	(0.94)

Total Income (Loss) From Operations	0.36		0.69	1.84		4.03		(4.37)	(0.98)

Less Distributions From:
Net realized gains	—		(1.14)	—		—		—	—

Total Distributions	—		(1.14)	—		—		—	—

Net Asset Value, End of Period	$14.00		$13.64	$14.09		$12.25		$8.22	$12.59

Total Return(4)	2.64%		4.89%	15.02%		49.03	%(5)	(34.71)%	(7.22)%

Net Assets, End of Period (000s)	$77,390		$72,690	$66,350		$42,035		$16,047	$16,292

Ratios to Average Net Assets:
Gross expenses	1.07	%(6)	0.97%	1.03%		1.26%		1.30%	1.47%
Net expenses(7)	1.07	(6)(8)	0.97	1.03		1.26		1.30	1.47
Net investment income (loss)	(0.21	)(6)	(0.09)	0.01		(0.58)		(0.47)	(0.47)

Portfolio Turnover Rate	41%		116%	129%		147%		78%	102%

(1)	For the six months ended June 30, 2006 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(5)	0.12% of the Fund’s total return resulted from advisory reimbursements as a result of investments not meeting the investment policy of the Fund.
(6)	Annualized.
(7)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.50%.
(8)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report         13

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares(1)	2006(2)	2005(3)
Net Asset Value, Beginning of Period	$13.63	$13.97

Income (Loss) From Operations:
Net investment loss	(0.05)	(0.02)
Net realized and unrealized gain	0.37	0.54

Total Income From Operations	0.32	0.52

Less Distributions From:
Net realized gains	—	(0.86)

Total Distributions	—	(0.86)

Net Asset Value, End of Period	$13.95	$13.63

Total Return(4)	2.35%	3.69%

Net Assets, End of Period (000s)	$2,219	$149

Ratios to Average Net Assets:
Gross expenses(5)	4.76%	1.37%
Net expenses(5)(6)	1.75 (7)	1.37
Net investment loss(5)	(0.78)	(0.60)

Portfolio Turnover Rate	41%	116%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	For the period October 6, 2005 (inception date) to December 31, 2005.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.75%.
(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14         Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Variable Small Cap Growth Portfolio (formerly known as Salomon Brothers Variable Small Cap Growth Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (formerly known as Salomon Brothers Variable Series Funds Inc) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest

Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report         15

Notes to Financial Statements (unaudited) (continued)

payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Expenses. Direct expenses are charged to the Fund; general expenses of the Company are allocated to the funds within the Company based on each fund’s relative net assets.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. During the current period, Undistributed Realized Gains and Cost of Investments have each been reduced by $2,107 as a result of return of capital distributions paid by REITs. These adjustments have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

For the period of this report, Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Fund. Under the investment management agreement, the Fund paid an investment management fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended June 30, 2006, SBAM waived a portion of its fee in the amount of $1,614. In addition, during the six months ended June 30, 2006, the Fund was reimbursed for expenses in the amount of $18,299.

Citigroup Global Markets Inc. (“CGM”), and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Fund.

Certain officers and one Director of the Company are employees of Legg Mason or its affiliates and do not receive compensation from the Company.

16         Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3.	Investments

During the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$35,756,985

Sales	31,135,342

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,481,652
Gross unrealized depreciation	(5,953,441)

Net unrealized appreciation	$5,528,211

4.	Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $250 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2006, the commitment fee allocated to the Fund was $3,668. Since the line of credit was established, there have been no borrowings.

5.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class I	—	$160	$33,689
Class II	$1,517	197	21,840

Total	$1,517	$357	$55,529

Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report         17

Notes to Financial Statements (unaudited) (continued)

6.	Distributions to Shareholders by Class

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Net Realized Gains
Class I	—	$5,678,767
Class II	—	8,760

Total	—	$5,687,527

7.	Capital Shares

At June 30, 2006, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares		Amount
Class I
Shares sold	484,173	$7,185,483	701,391		$9,717,867
Shares issued on reinvestment	—	—	411,032		5,678,767
Shares repurchased	(286,642)	(4,214,223)	(491,247)		(6,801,216)

Net Increase	197,531	$2,971,260	621,176		$8,595,418

Class II
Shares sold	189,527	$2,828,763	10,745	*	$154,656	*
Shares issued on reinvestment	—	—	639	*	8,760	*
Shares repurchased	(41,355)	(598,357)	(477	)*	(7,027	)*

Net Increase	148,172	$2,230,406	10,907	*	$156,389	*

*	For the period October 6, 2005 (inception date) to December 31, 2005.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the

18         Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also required that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore has not received and will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report         19

Notes to Financial Statements (unaudited) (continued)

9.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBAM believes that this matter is not likely to have a material adverse effect on the Fund.

10.	Subsequent Events

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”), as the Fund’s subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.

LMPFA will provide administrative and certain oversight services to the Fund. LMPFA will delegate to the subadviser the day-to-day portfolio management of the Fund, except, in certain cases, for the management of cash and short-term instruments. The Fund’s investment management fee will remain unchanged. For its services, LMPFA will pay CAM N.A. 70% of the net management fee that it receives from the Fund.

The Fund’s Board has also approved a number of other initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders will be asked to elect a new Board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Fund as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during 2007.

20         Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

11.	Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109 by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report         21

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held in person on June 26, 2006, the Fund’s Board, including a majority of the Board Members who are not “interested persons” of the Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser or as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between the Fund and the Manager. The Fund’s Board, including a majority of the Independent Board Members, also approved a new subadvisory agreement between the Manager and CAM North America, LLC (“CAM N.A.”) (the “Subadviser”) (the “New Subadvisory Agreement”). The New Management Agreement and the New Subadvisory Agreement replaced the Fund’s prior management agreement with Salomon Brothers Asset Management Inc and were entered into in connection with an internal reorganization of the Manager’s and the prior manager’s parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreement, the Board, including the Independent Board Members, considered the factors discussed below, among other things.

The Board noted that the Manager will provide administrative and certain oversight services to the Fund, and that the Manager will delegate to the Subadviser the day-to-day portfolio management of the Fund. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Fund. The Board Members noted that the portfolio management team was expected to be the same as then managing the Fund.

The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager under the New Management Agreement and by the Subadviser under the New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreement were acceptable.

The Board Members also received and considered performance information for the Fund as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Fund to the funds included in the Performance Universe. The Board Members noted that they had received and

22         Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

discussed with management, at periodic intervals, information comparing the Fund’s performance against, among other things, its benchmark. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of the Fund, under the circumstances, supported approval of the New Management Agreement and New Subadvisory Agreement.

The Board Members reviewed and considered the management fee that would be payable by the Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing the Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board Members noted that the Manager, and not the Fund, will pay the subadvisory fee to the Subadviser. The Board Members determined that the Fund’s management fee and the Fund’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the New Management Agreement and the New Subadvisory Agreement.

The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Fund, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Fund and other factors considered, they determined that the management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Fund’s prior management agreement in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreement.

The Board Members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreement were being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board Members further noted that the terms and conditions of the New Management Agreement are substantially

Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report         23

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

identical to those of the Fund’s previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.

In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreement and the New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.

24         Legg Mason Partners Variable Small Cap Growth Portfolio 2006 Semi-Annual Report

Legg Mason Partners Variable Small Cap Growth Portfolio

DIRECTORS Carol L. Colman Daniel P. Cronin Leslie H. Gelb R. Jay Gerken, CFA Chairman William R. Hutchinson Riordan Roett Jeswald W. Salacuse

INVESTMENT MANAGER

Legg Mason Partners Fund

Advisor, LLC

SUBADVISER

CAM North America, LLC

DISTRIBUTORS

Citigroup Global Market Inc.

Legg Mason Investors Services, LLC

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Small Cap Growth Portfolio and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

©2006 Legg Mason Investor Services, LLC

Member NASD, SIPC

SR06-113

Legg Mason Partners Variable Small Cap Growth Portfolio

The Fund is a separate investment fund of the Legg Mason Partners Variable Portfolios I, Inc, a Maryland corporation.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund’s former Salomon Brothers Variable Series Funds Inc. — Salomon Brothers Variable Small Cap Growth Fund name.

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Portfolios I, Inc.

Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Portfolios I, Inc.

Date: September 8, 2006

By:	/s/ Frances Guggino
(Frances Guggino)
Chief Financial Officer of
Legg Mason Partners Variable Portfolios I, Inc.

Date: September 8, 2006